Debt And Lines Of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Debt And Lines Of Credit [Abstract]
Debt Extinguishment

In millions	2011	2010	2009
Debt reductions (a)	$129	$393	$5,089
Pre-tax early debt extinguishment costs (b)	32	39	185

(a)	Reductions related to notes with interest rates ranging from 4.00% to 9.375% with original maturities from 2010 to 2039 for the years ended December 31, 2011, 2010 and 2009.
(b)	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.

Summary Of Long-Term Debt

In millions at December 31	2011	2010
8.7% to 10% notes – due 2038	$273	$274
9 3/8% note – due 2019	844	907
9.25% debentures – due 2011	0	9
7.95% debentures – due 2018	1,505	1,561
7.5% notes – due 2021	999	999
7.4% debentures – due 2014	303	303
7.3% notes – due 2039	725	725
6 7/8% notes – due 2023 – 2029	130	130
6.65% to 6.75% notes – due 2011 & 2037	4	36
6.4% to 7.75% debentures due 2025 – 2027	141	141
6.0% notes – due 2041	600	0
5.85% notes – due 2012	38	38
5.25% to 5.5% notes – due 2014 – 2016	701	701
4.75% notes – due 2022	900	0
Floating rate notes – due 2011 – 2017 (a)	356	593
Environmental and industrial development bonds – due 2011 – 2035 (b)	1,958	1,892
Short-term notes (c)	279	210
Other (d)	152	152
Total (e)	9,908	8,671
Less: current maturities	719	313
Long-term debt	$9,189	$8,358

(a)	The weighted average interest rate on these notes was 1.9% in 2011 and 1.5% in 2010.
(b)	The weighted average interest rate on these bonds was 5.5% in 2011 and 5.6% in 2010.
(c)

The weighted average interest rate was 5.0% in 2011 and 3.2% in 2010. Includes $173 million at December 31, 2011 and $146 million at December 31, 2010 related to non-U.S. denominated borrowings with a weighted average interest rate of 5.9% in 2011 and 4.3% in 2010.

(d)

Includes no unamortized gain or loss at December 31, 2011 and an $8 million gain at December 31, 2010, related to interest rate swaps treated as fair value hedges. Also includes $79 million at December 31, 2011 and $70 million at December 31, 2010, related to the unamortized gain on interest rate swap unwinds (see Note 13).

(e)	The fair market value was approximately $11.2 billion at December 31, 2011 and $9.7 billion at December 31, 2010.